Management of Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Managed Capital

	December 31, 2021	December 31, 2020
Shareholder's equity	$2,735.6	$2,851.5